Sturgeon Acquisition - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]	Dec. 31, 2014	Nov. 24, 2014	Sep. 13, 2014
Business Acquisition [Line Items]
Cash and cash equivalents						$ 7,059,068
Accounts receivable						28,069,138
Inventories						1,205,059
Other current assets						2,884,017
Property, plant and equipment						101,529,882
Goodwill	$ 88,726,875		$ 88,726,875		$ 88,815,122	86,043,148
Accounts payable and accrued liabilities						34,158,094
Total liabilities assumed						$ 84,091,369
Sturgeon Acquisitions LLC
Business Acquisition [Line Items]
Cash and cash equivalents							$ 705,638
Accounts receivable							7,587,298
Inventories							2,221,073
Other current assets							555,939
Property, plant and equipment							20,424,087
Sand reserves							57,420,000
Goodwill							2,683,727
Total assets acquired							91,597,762
Accounts payable and accrued liabilities							2,878,072
Total liabilities assumed							2,878,072
Net assets acquired							88,719,690
Allocation of purchase price
Carrying value of members' equity prior to Sturgeon contribution							$ 81,738,675

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.